Impairment of Intangible Assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Impairment Of Assets [Abstract]
Impairment loss on other intangible assets	€ 178	€ 323	€ 330